Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Consolidated Statement of Income and Comprehensive Income [Abstract]
Interest income calculated using effective interest rate method	$ 20,499	$ 16,248